Goodwill and Intangible Assets	12 Months Ended
Sep. 26, 2020
Goodwill and Intangible Assets [Abstract]
Goodwill and Intangible Assets
5.  Goodwill and Intangible Assets

The following table sets forth the gross carrying amount and accumulated amortization of the Company’s goodwill and intangible assets as of the fiscal years ended:

	2020	2019	Amortization Period
Goodwill	$5,173	$5,051	Indefinite lived

Customer relationships	3,323	3,407	5 – 17 years
Trademarks (indefinite lived)	248	248	Indefinite lived
Trademarks (definite lived)	274	149	Not more than 15 years
Other intangibles	129	161	5 – 14 years
Accumulated amortization	(1,477)	(1,185)
Intangible assets, net	2,497	2,780
Total goodwill and intangible assets, net	$7,670	$7,831

Future amortization expense for definite lived intangibles as of fiscal 2020 for the next five fiscal years is $280 million, $258 million, $244 million, $231 million, and $219 million each year for fiscal years ending 2021, 2022, 2023, 2024, and 2025, respectively.